EARNINGS PER SHARE (Details) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)
Earnings Per Share Details [Abstract]
Net income / (loss) attributable to NBG shareholders	$ (385,368)	€ (268,061)	€ 527,049	€ 821,424
Dividends to preference shares		(71,558)	(42,192)	(32,685)
Net income / (loss) adjusted for EPS computation		€ (339,619)	€ 484,857	€ 788,739
Weighted average common shares outstanding as reported	762,275,390	762,275,390	564,034,936	534,432,891
Adjustment for the effect of bonus element of the share capital increase	0	0	99,777,781	94,541,179
Adjusted weighted average common shares outstanding for basic earnings per share	762,275,390	762,275,390	663,812,717	628,974,070
Adjusted weighted average common shares outstanding for dilutive earnings per share	762,275,390	762,275,390	663,812,717	628,974,070
Basic earnings / (losses) per share	$ (0.64)	€ (0.45)	€ 0.73	€ 1.25
Diluted earnings / (losses) per share	$ (0.64)	€ (0.45)	€ 0.73	€ 1.25
Adjustment factor to reflect the additional shares relating to the stock dividend and the effect of the bonus element in the share capital increase in 2010	1.1769	1.1769